Intangible assets and goodwill - Summary (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		₨ 1,609,103
Balance at end of year	$ 34,177	2,225,263	₨ 1,609,103
Intangible Assets And Goodwill, Additional Disclosures
Fully depreciated intangible assets		0	0
Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		2,458,257	2,050,869
Acquisitions through business combinations		459,961
Additions		1,007,409	779,179
Disposals/adjustment		529,618	370,455
Effects of movements in foreign exchange rates		(184)	(1,336)
Balance at end of year		3,395,825	2,458,257
Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(849,154)	(639,764)
Charge for the year		321,050	210,693
Effects of movements in foreign exchange rates		358	(1,303)
Balance at end of year		(1,170,562)	(849,154)
Computer software and websites
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		489,039
Balance at end of year		742,122	489,039
Computer software and websites | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		1,085,246	702,935
Acquisitions through business combinations		898
Additions		532,290	382,492
Effects of movements in foreign exchange rates		(462)	(181)
Balance at end of year		1,617,972	1,085,246
Computer software and websites | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(596,207)	(423,962)
Charge for the year		279,564	172,336
Effects of movements in foreign exchange rates		79	(91)
Balance at end of year		(875,850)	(596,207)
Intellectual property rights
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		6,252
Balance at end of year		4,852	6,252
Intellectual property rights | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		56,020	52,175
Additions			5,000
Effects of movements in foreign exchange rates		278	(1,155)
Balance at end of year		56,298	56,020
Intellectual property rights | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(49,768)	(44,150)
Charge for the year		1,401	6,831
Effects of movements in foreign exchange rates		277	(1,213)
Balance at end of year		(51,446)	(49,768)
Agent / Supplier relationships
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		89,759
Balance at end of year		72,662	89,759
Agent / Supplier relationships | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		222,169	222,169
Balance at end of year		222,169	222,169
Agent / Supplier relationships | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(132,410)	(115,314)
Charge for the year		17,097	17,097
Effects of movements in foreign exchange rates			(1)
Balance at end of year		(149,507)	(132,410)
Customer relationships
Reconciliation of changes in intangible assets and goodwill
Balance at end of year		128,696
Customer relationships | Gross
Reconciliation of changes in intangible assets and goodwill
Acquisitions through business combinations		134,682
Balance at end of year		134,682
Customer relationships | Amortization
Reconciliation of changes in intangible assets and goodwill
Charge for the year		5,986
Balance at end of year		(5,986)
Non compete agreements
Reconciliation of changes in intangible assets and goodwill
Balance at end of year		13,795
Non compete agreements | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		3,200	3,200
Acquisitions through business combinations		16,861
Balance at end of year		20,061	3,200
Non compete agreements | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(3,200)	(2,707)
Charge for the year		3,066	492
Effects of movements in foreign exchange rates			1
Balance at end of year		(6,266)	(3,200)
Trademarks
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		203,760
Balance at end of year		189,822	203,760
Trademarks | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		271,329	271,329
Balance at end of year		271,329	271,329
Trademarks | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(67,569)	(53,631)
Charge for the year		13,936	13,937
Effects of movements in foreign exchange rates		2	1
Balance at end of year		(81,507)	(67,569)
Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		653,666
Balance at end of year		961,186	653,666
Goodwill | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		653,666	653,666
Acquisitions through business combinations		307,520
Balance at end of year		961,186	653,666
Intangible under development
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		166,627
Balance at end of year		112,128	166,627
Intangible under development | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		166,627	145,395
Additions		475,119	391,687
Disposals/adjustment		529,618	370,455
Balance at end of year		112,128	166,627
Computer software, Websites, and Intellectual Property Rights
Intangible Assets And Goodwill, Additional Disclosures
Intangible assets pledged as security for liabilities		₨ 667,882	₨ 402,536